JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.3%(a)
California — 94.3%
Education — 3.2%
California Educational Facilities Authority, Pomona College Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,892
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,701
Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,170
University of California
Series AB, Rev., 5.00%, 5/15/2026	570	596
Series AM, Rev., 5.00%, 5/15/2028	1,500	1,761
Series AR, Rev., 5.00%, 5/15/2035	1,500	1,814
University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,906

		11,840

General Obligation — 35.6%
City and County of San Francisco
Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,656
Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,312
City of San Jose Series A-1, GO, 5.00%, 9/1/2036	1,500	1,925
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,455
Coast Community College District, Election of 2002 Series B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,709
Counties of Santa Barbara, San Luis Obispo and Ventura, Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,468
County of Contra Costa, Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,326
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,479
County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation Series A, GO, Zero Coupon, 8/1/2027	2,000	1,856
County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation GO, AGM, Zero Coupon, 9/1/2024	1,000	963
County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2029	1,000	1,140
County of San Mateo, South San Francisco Unified School District, Capital Appreciation Series C, GO, Zero Coupon, 9/1/2028	1,800	1,558
County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2027	1,700	2,025
County of Santa Clara, Campbell Union High School District, Election 2016
Series B, GO, 5.00%, 8/1/2033	370	459
Series B, GO, 5.00%, 8/1/2035	2,000	2,473
County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,867
County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation
GO, Zero Coupon, 8/1/2022	1,500	1,490
GO, Zero Coupon, 8/1/2025	1,015	978
GO, Zero Coupon, 8/1/2026	1,790	1,690
County of Santa Clara, San Jose Unified School District
GO, 5.00%, 8/1/2021	575	607
GO, 5.00%, 8/1/2028	1,750	2,004
Series C, GO, 5.00%, 8/1/2030	900	1,066
Series C, GO, 5.00%, 8/1/2031	1,560	1,847
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,424
Escondido Union High School District, Election of 2008, Capital Appreciation
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,435
Series 2009A, GO, AGC, Zero Coupon, 8/1/2029	1,000	872

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Los Angeles Community College District Series A, GO, 5.00%, 8/1/2031	1,500	1,765
Los Angeles Unified School District
Series A, GO, 5.00%, 7/1/2023	2,550	2,915
Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,965
Manhattan Beach Unified School District Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	1,940
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	380
GO, Zero Coupon, 7/1/2032	880	640
Mount San Antonio Community College District, Election of 2008, Capital Appreciation Series 2013A, GO, Zero Coupon, 8/1/2030	3,205	2,069
Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	759
Napa Valley Community College District Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,142
Newport Mesa Unified School District, Election of 2005 GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	3,857
Palo Alto Unified School District GO, Zero Coupon, 8/1/2027	2,360	2,191
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2019A, GO, 5.00%, 7/1/2021	2,065	2,173
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,416
Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,347
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 5.00%, 8/1/2032	2,000	2,442
Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	3,903
San Jose Unified School District, Election of 2002
Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,918
Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,537
San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,710
San Mateo County Community College District
Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,355
Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,854
Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,741
Series B, GO, 5.00%, 9/1/2033	1,000	1,286
Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	759
San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,028
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,739
Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	930
State of California
GO, 5.00%, 9/1/2021	1,000	1,059
GO, 5.25%, 9/1/2027	1,575	1,668
GO, 5.00%, 11/1/2029	1,000	1,356
GO, 5.00%, 10/1/2031	1,000	1,335
GO, 5.00%, 8/1/2036	2,650	3,377
State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,319
State of California, Various Purpose
GO, 5.00%, 8/1/2026	1,320	1,666
GO, 5.00%, 8/1/2027	2,000	2,582
GO, 5.00%, 11/1/2027	3,000	3,900
GO, 4.00%, 3/1/2029	1,000	1,251
GO, 5.00%, 12/1/2029	2,000	2,284
GO, 5.00%, 8/1/2030	2,000	2,551
GO, 5.00%, 9/1/2030	1,000	1,057
GO, 5.00%, 8/1/2031	1,500	1,779
GO, 5.00%, 10/1/2032	3,000	3,515
GO, 5.00%, 8/1/2033	1,000	1,227
GO, 5.00%, 4/1/2036	1,000	1,288
GO, 5.00%, 8/1/2037	1,430	1,817
Tulare Local Health Care District
GO, 4.00%, 8/1/2024	410	464
GO, 4.00%, 8/1/2025	455	525

		131,865

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 6.9%
ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,118
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,500	1,643
Series 2016A, Rev., 4.00%, 3/1/2029	2,380	2,646
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	295
Rev., 5.00%, 11/15/2032	400	468
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,115
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,753
California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,720	2,210
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	667
Series 2014A, Rev., 5.00%, 8/15/2028	850	976
Series 2014A, Rev., 5.00%, 8/15/2030	655	747
Series A, Rev., 5.00%, 8/15/2030	1,000	1,191
California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,122
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2025	1,000	1,048
Series 2018A, Rev., 5.00%, 11/15/2025	500	597
Series 2016A, Rev., 5.00%, 11/15/2031	1,500	1,752
Series 2016A, Rev., 5.00%, 11/15/2032	1,150	1,337
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,763

		25,448

Housing — 0.6%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,027
City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023(b)	275	306

		2,333

Industrial Development Revenue/Pollution Control Revenue — 0.4%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,588

Other Revenue — 7.7%
California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. Rev., 5.00%, 6/1/2020	1,000	1,000
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,425
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2028	1,000	1,158
California State Public Works Board, Department of General Services Series F, Rev., 5.00%, 5/1/2030	1,000	1,190
California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,302
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,368
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,850
Midpeninsula Regional Open Space District, 2004 Project Lease
Rev., 5.00%, 9/1/2030	500	609
Rev., 5.00%, 9/1/2031	270	328
Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	860
Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034‡	450	578

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,785
Santa Ana Financing Authority, Police Administration and Holding Facility Lease
Series A, Rev., NATL-RE, 6.25%, 7/1/2024	750	844
Series A, Rev., NATL-RE, 6.25%, 7/1/2024(b)	750	840
Santa Clara County Financing Authority
Series A, Rev., 5.00%, 5/1/2028	1,600	2,123
Series A, Rev., 5.00%, 5/1/2029	1,625	2,204
Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2029	1,000	1,108

		28,572

Prerefunded — 3.8%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series F-1, Rev., 5.00%, 4/1/2027(b)	1,175	1,277
Series F-1, Rev., 5.00%, 4/1/2029(b)	1,855	2,016
Counties of Sonoma, Mendocino and Marin, Sonoma County Junior College District GO, 5.00%, 8/1/2027(b)	1,000	1,151
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2024(b)	1,610	1,701
Cupertino Union School District Series A, GO, 5.00%, 8/1/2027(b)	1,000	1,151
East Bay Municipal Utility District, Water System Series A, Rev., 5.00%, 6/1/2027(b)	1,500	1,500
San Diego Community College District, Election of 2006 GO, 5.00%, 8/1/2026(b)	1,000	1,057
San Francisco Bay Area Rapid Transit District, Sales Tax Rev., 5.00%, 7/1/2027(b)	1,500	1,506
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, 5.00%, 9/1/2030(b)	2,035	2,346
University of California Series AB, Rev., 5.00%, 5/15/2026(b)	430	450

		14,155

Transportation — 13.4%
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	292
Series 2014B, Rev., 5.00%, 5/15/2026	250	291
Series B, Rev., 5.00%, 5/15/2027	225	262
Series A, Rev., AMT, 5.00%, 5/15/2033	500	586
Series A, Rev., 5.00%, 5/15/2036	750	950
City of Los Angeles Department of Airports, International Airport Senior
Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,280
Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,263
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,277
City of Los Angeles, Department of Airports
Series A, Rev., 5.00%, 5/15/2026	785	792
Series A, Rev., 5.00%, 5/15/2027	390	393
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,433
Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,131
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,792
Series C, Rev., 5.00%, 5/15/2031	1,250	1,456
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,468
City of Los Angeles, Harbor Department
Series 2011A, Rev., AMT, 5.00%, 8/1/2021	1,000	1,047
Series B, Rev., 5.00%, 8/1/2025	1,000	1,051
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,703
Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation Series 1995A, Rev., Zero Coupon, 1/1/2026(b)	1,795	1,724

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Los Angeles County, Metropolitan Transportation Authority
Series A, Rev., 5.25%, 7/1/2023	2,000	2,008
Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,550
Port of Los Angeles, Private Activity Series A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,167
San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,155
San Diego County Regional Airport Authority, Senior Airport Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,098
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	881
Series A, Rev., 5.00%, 7/1/2035	1,000	1,183
San Francisco City and County Airport Commission, International Airport Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,687
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2018A, Rev., AMT, 5.00%, 5/1/2021	1,025	1,061
Series 2011C, Rev., AMT, 5.00%, 5/1/2023	1,000	1,034
Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,063
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,323
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,402
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,196
San Francisco City and County, Airport Commission, San Francisco International Airport, Second Series
Series 2011D, Rev., 5.00%, 5/1/2026	1,615	1,677
Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,123

		49,799

Utility — 7.7%
City of Burbank, Water and Power Electric Series 2010A, Rev., 5.00%, 6/1/2022	2,860	2,860
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2020	1,500	1,527
Los Angeles Department of Water and Power, Power System
Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,419
Series C, Rev., 5.00%, 7/1/2027	1,500	1,773
Series D, Rev., 5.00%, 7/1/2032	2,480	3,213
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,349
Series C, Rev., 5.00%, 7/1/2036	2,715	3,537
Series C, Rev., 5.00%, 7/1/2037	2,500	3,246
San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,766
Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,954
Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	2,084
Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,174
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2025	500	525

		28,427

Water & Sewer — 15.0%
California State Department of Water Resources, Central Valley Project, Water System
Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,816
Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,927
Series AW, Rev., 5.00%, 12/1/2032	2,600	3,252
Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,982
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,431
City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,802

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Los Angeles, Wastewater System, Green Bonds
Series A, Rev., 5.00%, 6/1/2028	1,825	2,228
Series A, Rev., 5.00%, 6/1/2034	1,000	1,280
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,912
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,476
County of Marin, Marin Water District Financing Authority, Sub Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,301
County of San Mateo, Silicon Valley Clean Water Rev., 5.00%, 2/1/2030	790	912
East Bay Municipal Utility District Water System, Green Bonds Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,039
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,436
Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,694
Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,690
Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,476
Metropolitan Water District of Southern California
Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,196
Series A, Rev., 5.00%, 10/1/2029	1,500	1,629
Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,232
Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	1,530	1,904
San Diego County Water Authority Series 2016B, Rev., 5.00%, 5/1/2036	1,300	1,577
San Francisco City and County Public Utilities Commission Series D, Rev., 5.00%, 11/1/2034	2,710	3,419
Silicon Valley Clean Water, Wastewater Series A, Rev., 3.00%, 3/1/2024	2,000	2,149
Southern California Water Replenishment District Financing Authority, Replenishment Assessment
Rev., 5.00%, 8/1/2030	1,050	1,281
Rev., 5.00%, 8/1/2031	1,420	1,730
Rev., 5.00%, 8/1/2032	2,410	2,932

		55,703

Total California		349,730

TOTAL MUNICIPAL BONDS (Cost $330,091)		349,730

	Shares (000)
SHORT-TERM INVESTMENTS — 5.0%
INVESTMENT COMPANIES — 5.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(c)(d)(Cost $18,457)	18,455	18,470

Total Investments — 99.3% (Cost $348,548)		368,200
Other Assets Less Liabilities — 0.7%		2,418

Net Assets — 100.0%		370,618

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Education	$—	$11,840	$—	$11,840
General Obligation	—	131,865	—	131,865
Hospital	—	25,448	—	25,448
Housing	—	2,333	—	2,333
Industrial Development Revenue/Pollution Control Revenue	—	1,588	—	1,588
Other Revenue	—	27,994	578	28,572
Prerefunded	—	14,155	—	14,155
Transportation	—	49,799	—	49,799
Utility	—	28,427	—	28,427
Water & Sewer	—	55,703	—	55,703

Total California	—	349,152	578	349,730

Total Municipal Bonds	—	349,152	578	349,730

Short-Term Investments
Investment Companies	18,470	—	—	18,470

Total Investments in Securities	$18,470	$349,152	$578	$368,200

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(a)(b)	$27,424	$32,600	$41,564	$(3)	$13	$18,470	18,455	$52	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.